Common Stock Purchase Agreement	9 Months Ended
Sep. 30, 2017
Business Combinations [Abstract]
Common Stock Purchase Agreement

Note 7. Common Stock Purchase Agreement

On January 27, 2017, the Company entered into the 2017 Aspire Purchase Agreement with Aspire Capital, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $17.0 million in value of shares of the Company’s Common Stock over the 30-month term of the 2017 Aspire Purchase Agreement. The Company issued Aspire Capital 141,666 shares of Common Stock as commitment shares under the 2017 Aspire Purchase Agreement and the resulting expense for issuing these commitment shares, in the amount of $602 thousand, is recorded as Other Expense in the Statement of Operations. Further, on March 7, 2017, the closing of the financing, as described in the Agreement and Plan of Merger dated December 22, 2016 (the “Merger Agreement”), the Company sold to Aspire Capital, 416,666 of the Company’s common stock at $4.80 per share for an aggregate of $2.0 million.